Average Annual Total Returns - AZL MetWest Total Return Bond Fund	Apr. 30, 2021
BloombergBarclaysUSAggregateBondIndex [Member]
Average Annual Return:
1 Year	7.51%	[1]
5 Years	4.44%	[1]
Since Inception	3.84%	[1]
Inception Date	Nov. 17, 2014	[1]
AZL MetWest Total Return Bond Fund
Average Annual Return:
1 Year	8.58%
5 Years	4.40%
Since Inception	3.66%
Inception Date	Nov. 17, 2014

[1]	Reflects no deduction for fees, expenses, or taxes.